Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of reconciliation of basic and diluted net income per share for each class of common stock

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per member unit for each class of member units (in thousands, except member unit and per member unit information):

	For the three months ended March 31,
	2025		2024
	Class A	Class B	Class A	Class B
Basic and diluted net loss per member unit:
Numerator:
Net loss	$(161)	$(167)	$(859)	$(895)
Denominator
Basic and diluted weighted average units outstanding	95,555,554	16,666,666	95,555,554	16,666,666
Basic and diluted net loss per member unit	$(0.00)	$(0.01)	$(0.01)	$(0.05)

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per member unit for each class of member units (in thousands, except member unit and per member unit information):

	For the year ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net loss per member unit:
Numerator:
Net loss	$(1,738)	$(1,808)	$(2,442)	$(2,542)
Denominator:
Basic and diluted weighted average units outstanding	95,555,554	16,666,666	85,825,570	16,666,666
Basic and diluted net loss per member unit	$(0.02)	$(0.11)	$(0.03)	$(0.15)

Iris
Schedule of reconciliation of basic and diluted net income per share for each class of common stock

	For the three months ended March 31,
	2025	2024
Basic and diluted net loss per share:
Numerator:
Net loss	$(891,382)	$(858,231)
Denominator
Basic and diluted weighted average shares outstanding	7,055,859	7,275,074
Basic and diluted net loss per share	$(0.13)	$(0.12)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net loss
Numerator:
Net loss	$(2,904,299)	$—	$(465,349)	$(760,869)
Denominator:
Basic and diluted weighted average shares outstanding	7,191,610	—	3,040,753	4,971,781
Basic and diluted net loss per share	$(0.40)	$—	$(0.15)	$(0.15)